UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    December 31, 2009
                                                ------------------

Check here if Amendment [ ]; Amendment Number:
                                                  ------------
  This Amendment (Check only one.): [ ]  is a restatement.
                                    [ ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Tactical Allocation Group, LLC
Address:  139 S. Old Woodward Ave.
          Birmingham, MI  48009

Form 13F File Number:  028-12156

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James F. Peters, Jr.
Title:    Chief Executive Officer
Phone:    (248) 283-2520

Signature, Place, and Date of Signing:


/s/ James F. Peters, Jr.           Birmingham, MI            February 2, 2010
--------------------------------------------------------------------------------
James F. Peters, Jr.                City, State                     Date


Report Type  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                              0
                                                 ----------------------

Form 13F Information Table Entry Total:                        22
                                                 ----------------------

Form 13F Information Table Value Total:                  $235,578
                                                 ----------------------
                                                       (thousands)



List of Other Included Managers:  NONE




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Page 1 of 1                                                           12/31/2009

                                                     FORM 13F INFORMATION TABLE

                                         Name of Reporting Manager: Tactical Allocation Group, LLC
      Column 1:         Column 2:    Column 3:   Column 4:    Column 5:              Column 6:    Column 7:        Column 8:
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                          Title                   Market
                           of         CUSIP       Value       Shares or                              Other
    Name of Issuer        Class       Number    (x$1,000)  Principal Amount  Investment Discretion   Mgrs.    Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                     SH/ Put/       Shared  Shared
                                                                     PRN Call Sole Defined  Other          Sole  Shared     None
------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
BARCLAYS BK PLC          DJUBS
                         CMDT ETN36  06738C778    17,706    415,978  SH       SOLE                                          415,978
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EXXON MOBIL CORp         COMMON      30231G102       808         55  SH       SOLE                                               55
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ISHARES TR AOM           S&P
                         MODERATE    464289875       794     28,129  SH       SOLE                                           28,129
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ISHARES TR AOR           S&P GRWTH
                         ALL         464289867       496     17,132  SH       SOLE                                           17,132
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ISHARES TR INDEX EEM     MSCI EMERG
                         MKT         464287234    27,459    659,952  SH       SOLE                                          659,952
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR EFG           MSCI GRW
                         IDX         464288885       717     12,979  SH       SOLE                                           12,979
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR EMB           JPMORGAN
                         USD         464288281    17,377    169,513  SH       SOLE                                          169,513
------------------------------------------------------------------------------------------------------------------------------------
ISHARES EWX              SP EMERG
                         MKT SC      78463X773       761     15,988  SH       SOLE                                           15,988
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MARKET VECTORS ETF TR    HG YLD MUN
                         ETF         57060U878       774     25,506  SH       SOLE                                           25,506
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ISHARES TR INDEX IGE     S&P NA NAT
                         RES         464287374     3,818    110,981  SH       SOLE                                          110,981
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ISHARES TR INDEX IWF     RUSSELL
                         1000 GRW    464287614    32,051    640,832  SH       SOLE                                          640,832
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ISHARES TR INDEX IWP     RUSSELL
                         MCP GR      464287481     9,564    210,400  SH       SOLE                                          210,400
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ISHARES TR INDEX LQD     IBOXX INV
                         CPBD        464287242    28,116    317,262  SH       SOLE                                          317,262
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ISHARES TR MBB           BARCLAYS
                         MBS BD      464288588     5,574     52,592  SH       SOLE                                           52,592
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ISHARES TR MUB           S&P NATL
                         AMTFREE     464288414       614      5,980  SH       SOLE                                            5,980
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ISHARES TR PFF           US PFD
                         STK IDX     464288687    16,576    447,925  SH       SOLE                                          447,925
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ISHARES SILVER TRUST     ISHARES     46428Q109     4,857    292,832  SH       SOLE                                          292,832
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ISHARES TR INDEX TIP     BARCLAYS
                         TIPS BD     464287176    17,287    165,187  SH       SOLE                                          165,187
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SPDR SERIES TRUST        DB INT
                         GVT ETF     78464A490     9,536    170,085  SH       SOLE                                          170,085
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SPDR SER TR LEHMAN       BARCLAYS
INTL BWX                 INTL ETF     78464A516   23,181    405,277  SH       SOLE                                          405,277
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STREETRACKS GOLD         STREETTRA
TR GLD                   CKS GOLD     863307104   16,485  1,316,950  SH       SOLE                                        1,316,950
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TIME WARNER CABLE        COMMON       887317105    1,029         25  SH       SOLE                                               25
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                   TOTAL                         235,578
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